GENERAL (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 01, 2021 USD ($)
Business Combination [Abstract]
Number of shares held by holder upon merger (in shares) | shares	1
Ordinary shares, par value (in dollars per share)	$ 0	$ 0	$ 0
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants		30 days
Number of trading days		20 days
Trading day threshold period		30 days
Proceeds from issuance of shares | $	$ 285,378	$ 285,378	$ 0	$ 0
Warrants liability | $		53,883	$ 0	$ 0
Transaction costs related to the Warrants liability recognized as general and administrative expenses | $		4,024
Stock split ratio	2.700701493
Minimum [Member]
Business Combination [Abstract]
Share price (in dollars per share)	$ 18.00
PIPE [Member]
Business Combination [Abstract]
Stock split per share (in dollars per share)	$ 10.00
Shares issued (in shares) | shares	13,500,000
Proceeds from issuance of shares | $	$ 135,000
Warrants liability | $	$ 53,883
Secondary Investors [Member]
Business Combination [Abstract]
Stock split per share (in dollars per share)	$ 10.00
Shares issued (in shares) | shares	15,120,000
Proceeds from issuance of shares | $	$ 151,200
ION Acquisition Corp. 1 Ltd [Member]
Business Combination [Abstract]
Number of warrants (in shares) | shares	0.2
Number of warrants held by holder upon merger (in shares) | shares	0.2
ION Acquisition Corp. 1 Ltd [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of ordinary shares (in shares) | shares	1
Ordinary shares, par value (in dollars per share)	$ 0.0001
Warrants to purchase shares per warrant (in shares) | shares	1
ION Acquisition Corp. 1 Ltd [Member] | Class A Ordinary Shares [Member] | Warrant [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)	$ 11.50
ION Acquisition Corp. 1 Ltd [Member] | Class B Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001
Connexity [Member]
Business Combination [Abstract]
Total purchase price | $		$ 752,014			$ 752,014